AB Income Fund
AB INCOME FUND
INVESTMENT OBJECTIVE:
The investment objective of the Fund is to seek high current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Fund--Sales Charge Reduction Programs for Class A Shares", page 64 of this Prospectus, and in "Purchase of Shares--Sales Charge Reduction Programs for Class A Shares", page 127 of the Fund's Statement of Additional Information ("SAI").
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AB Income Fund	CLASS A SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none
Exchange Fee	none		none		none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB Income Fund		CLASS A	CLASS C	ADVISOR CLASS
Management Fees		0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses: Transfer Agent		0.13%	0.16%	0.05%
Interest Expense and Related Expenses		0.28%	0.28%	0.27%
Other Expenses		0.14%	0.14%	0.09%
Total Other Expenses		0.55%	0.58%	0.41%
Total Annual Fund Operating Expenses		1.25%	2.03%	0.86%
Fee Waiver and/or Expense Reimbursement	[1]	(0.20%)	(0.23%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2],[3]	1.05%	1.80%	0.79%
[1]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through April 22, 2018 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .77%, 1.52% and .52% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares ("expense reimbursement"). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund's Total Annual Fund Operating Expenses to exceed the expense reimbursement.
[2]	If interest expense were excluded, net expenses would be as follows: CLASS A CLASS C ADVISOR CLASS ----- .77% 1.52% .52%
[3]	Restated to reflect current fees.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB Income Fund - USD ($)	CLASS A	CLASS C		ADVISOR CLASS
After 1 Year	$ 528	$ 283	[1]	$ 81
After 3 Years	786	614		267
After 5 Years	1,064	1,072		470
After 10 Years	$ 1,855	$ 2,340		$ 1,054
[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the fiscal period ended October 31, 2016, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in income-producing securities. The Fund also normally invests at least 65% of its total assets in securities of U.S. and foreign governments, their agencies or instrumentalities and repurchase agreements relating to U.S. Government securities.

The Fund normally invests at least 65% of its total assets in U.S. dollar denominated securities. The Fund may also invest up to 35% of its total assets in non-government fixed-income securities, including corporate debt securities, non-government mortgage-backed and other asset-backed securities, certificates of deposit and commercial paper. The Fund may invest up to 35% of its net assets in below investment grade securities (commonly known as "junk bonds"). The Fund may invest no more than 25% of its total assets in securities of issuers in any one country other than the U.S. The Fund's investments in foreign securities may include investments in securities of emerging market countries or of issuers in emerging markets.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risks and return characteristics as well as the securities' impact on the overall risks and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings. The Fund may invest in fixed-income securities with any maturity or duration.

The Fund utilizes derivatives, such as options, futures contracts, forwards and swaps to a significant extent. The Fund may, for example, use credit default, interest rate and total return swaps to establish exposure to the fixed-income markets or particular fixed-income securities. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund's exposure. The Fund may also enter into transactions such as reverse repurchase agreements that are similar to borrowings for investment purposes. The Fund's use of derivatives and these borrowing transactions may create aggregate exposure that is substantially in excess of its net assets, effectively leveraging the Fund.
PRINCIPAL RISKS:
  MARKET RISK: The value of the Fund’s assets will fluctuate as the bond market fluctuates. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (often referred to as “junk bonds”) are subject to higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity. These securities are often able to be “called” or repurchased by the issuer prior to their maturity date, forcing the Fund to reinvest the proceeds, possibly at a lower rate of return.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to a heightened risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline, as can the value of the Fund's distributions. This risk is significantly greater for fixed-income securities with longer maturities.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.
  LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years, liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.
  MORTGAGE-BACKED AND/OR OTHER ASSET-BACKED SECURITIES RISK: Investments in mortgage-backed and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

THE FUND COMMENCED OPERATIONS ON APRIL 22, 2016. THE FUND ACQUIRED THE ASSETS AND LIABILITIES OF THE ALLIANCEBERNSTEIN INCOME FUND, INC., A CLOSED-END FUND (THE "PREDECESSOR FUND"), EFFECTIVE AT THE CLOSE OF BUSINESS ON APRIL 21, 2016 (THE "REORGANIZATION"). THE FUND HAS THE SAME INVESTMENT OBJECTIVE THAT THE PREDECESSOR FUND HAD AND SIMILAR INVESTMENT STRATEGIES AND POLICIES. IN ADDITION, THE FUND HAS HIGHER EXPENSES (INCLUDING TRANSFER AGENCY AND SHAREHOLDER SERVICING FEES), AND A DIFFERENT ADVISORY FEE ARRANGEMENT THAN THE PREDECESSOR FUND HAD.

PERFORMANCE INFORMATION PRIOR TO APRIL 22, 2016 SHOWN BELOW REFLECTS THE HISTORICAL PERFORMANCE OF THE PREDECESSOR FUND BASED ON ITS NAV. SUCH PERFORMANCE INFORMATION MAY NOT BE REPRESENTATIVE OF PERFORMANCE THE FUND WOULD HAVE ACHIEVED AS AN OPEN-END FUND UNDER ITS CURRENT INVESTMENT STRATEGIES AND POLICIES AND EXPENSE LEVELS.
BAR CHART
The annual returns in the bar chart are for the Fund's Advisor Class shares. Shares of the Predecessor Fund were exchanged for Advisor Class shares of the Fund in the Reorganization.

Calendar Year End(%) BEST QUARTER WAS UP 8.21%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.31%, 2ND QUARTER, 2013.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2016)
Average Annual Total Returns - AB Income Fund		1 YEAR	5 YEARS	10 YEARS
CLASS A	[1]	0.92%	3.61%	6.29%
CLASS C	[1]	3.75%	3.78%	5.97%
ADVISOR CLASS	[2]	5.68%	4.78%	7.01%
ADVISOR CLASS | Return After Taxes on Distributions	[2]	3.58%	2.02%	4.23%
ADVISOR CLASS | Return After Taxes on Distributions and Sale of Fund Shares	[2]	3.19%	2.50%	4.30%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		2.65%	2.23%	4.34%
[1]	Performance information for Class A and Class C shares reflects the performance of the Fund's Advisor Class shares, adjusted to reflect the respective expense ratios of these Classes of shares.
[2]	After-tax returns: -Are shown for Advisor Class shares only and will vary for the other Classes of shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.